Loan Servicing (Tables)	12 Months Ended
Dec. 31, 2013
Transfers and Servicing [Abstract]
Schedule of mortgage servicing rights measured using Amortization Method with Aggregate activity in related valuation allowances

	2013	2012
Mortgage servicing rights
Balance, beginning of year	$793,715	$871,524
Additions	101,538	219,975
Amortization	(148,285)	(297,784)
Balance at end of year	746,968	793,715

Valuation allowances
Balance at beginning of year	129,279	173,791
Additions due to decreases in market value	—	—
Reduction due to increases in market value	(33,649)	—
Reduction due to payoff of loans	(22,238)	(44,512)
Balances at end of year	73,392	129,279

Mortgage servicing assets, net	$673,576	$664,436

Fair value disclosures
Fair value as of the beginning of the period	$765,029	$758,175
Fair value as of the end of the period	$1,120,000	$765,029